REVENUE - Revenue by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue by type
Revenue	$ 11,013	$ 11,985
Gold
Revenue by type
Revenue	9,920	10,738
Spot market sales
Revenue by type
Revenue	9,597	10,491
Concentrate sales
Revenue by type
Revenue	326	246
Gold provisional pricing adjustments
Revenue by type
Revenue	(3)	1
Copper
Revenue by type
Revenue	868	962
Copper concentrate sales
Revenue by type
Revenue	906	915
Copper provisional pricing adjustments
Revenue by type
Revenue	(38)	47
Other sales
Revenue by type
Revenue	$ 225	$ 285